Statements of operations (Unaudited) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statements of operations [Abstract]
Revenue	$ 461,040			$ 461,040
Operating expenses
Amortization	1,391			1,391
Consulting fees	50,841		19,093	271,129
Foreign exchange loss (gain)	11,753	(7,821)	9,708	20,332
Investor relations	6,520	1,320	76,855	84,695
Management fees (Note 4)		100,000		300,000
Office and miscellaneous	62,889	3,190	13,773	99,729
Professional fees	13,841	14,476	3,711	252,691
Rent				54,644
Salaries and benefits	35,275			35,275
Transfer agent fees	295	870	1,792	13,283
Travel	65,342	12,952	30,257	152,757
Recovery of expenses			(74,970)	(74,970)
Total operating expenses	248,147	124,987	80,219	1,210,956
Income (loss) before other income (expense)	212,893	(124,987)	(80,219)	(749,916)
Other income (expense)
Interest expense				(9,527)
Loss on disposal of property and equipment	6,751			6,751
Write-off of loan payable				215,280
Total other income (expense)	(6,751)			199,002
Income (loss) from continuing operations	206,142	(124,987)	(80,219)	(550,914)
Loss from discontinued operations				(1,937,912)
Net income (loss) for the period	$ 206,142	$ (124,987)	$ (80,219)	$ (2,488,826)
Net income (loss) per share, basic and diluted	$ 0.01	$ (0.01)
Weighted average number of shares outstanding	14,522,727	14,522,727	35,225,062